Share-Based Compensation - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average grant date fair value of stock options per unit	$ 11.27	$ 9.71
Aggregate grant-date fair value of all options granted	$ 16,000,000
Average share price	$ 50.91